Leases (Schedule of Future Minimum Operating Lease Income) (Details) (Phillips 66 [Member], Phillips 66 [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Phillips 66 [Member] | Phillips 66 [Member]
Future Minimum Payments to be Received
2014	$ 95.5
2015	95.5
2016	95.7
2017	95.5
2018	76.8
2019 and thereafter	350.4
Total	$ 809.4